Short-Term Borrowings (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Borrowed in the call market USD ($)	Sep. 30, 2014 Borrowed in the call market INR	Mar. 31, 2014 Borrowed in the call market INR	Sep. 30, 2014 Term borrowings from institutions/banks USD ($)	Sep. 30, 2014 Term borrowings from institutions/banks INR	Mar. 31, 2014 Term borrowings from institutions/banks INR	Sep. 30, 2014 Foreign currency borrowings USD ($)	Sep. 30, 2014 Foreign currency borrowings INR	Mar. 31, 2014 Foreign currency borrowings INR	Sep. 30, 2014 Bills rediscounted USD ($)	Sep. 30, 2014 Bills rediscounted INR	Mar. 31, 2014 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 1,688.8	104,571.9	150,775.5	$ 326.1	20,196.3	13,937.3	$ 186.6	11,550.0	49,550.0	$ 1,176.1	72,825.6	83,313.8	$ 0	0	3,974.4